Walter E. Heindl

Senior Counsel

CIGNA Group Insurance

1601 Chestnut Street, TL48G

Philadelphia, PA 19192

(215) 761-1982

eFax: (202) 318-0513

walter.heindl@cigna.com

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	CG Variable Life Insurance Separate Account A (“Separate Account”)

Registration Nos. 33-60967, 811-07317

Ladies and gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information to be used for the Separate Account does not differ from that contained in post-effective amendment no. 11 to the Separate Account’s registration statement. Post-effective amendment no. 11 to the Separate Account’s registration statement was filed electronically via EDGAR on June 2, 2003.

Please call the undersigned at (215) 761-1982 with any questions that you may have.

Very truly yours,

/S/     WALTER E. HEINDL

Walter E. Heindl

Senior Counsel